UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS                                       THE ADVISORS' INNER CIRCLE FUND
January 31, 2005                                                        (Unaudited)





                                                                    MARKET
   SHARES              CHARTWELL U.S. EQUITY FUND **                VALUE
---------------------------------------------------------------------------------

             COMMON STOCK (94.87%)
             AIRCRAFT (3.12%)
      1,495  Northrop Grumman                                 $        77,561
      2,850  United Technologies                                      286,938
                                                                -------------
                                                                      364,499
                                                                -------------
             AUTOPARTS (0.51%)
        700  ITT Industries                                            59,703
                                                                -------------
             BANKS (5.67%)
      5,388  Citigroup                                                264,281
      2,125  Popular                                                   56,695
      1,715  State Street                                              76,849
      4,322  Wells Fargo                                              264,939
                                                                -------------
                                                                      662,764
                                                                -------------
             BEAUTY PRODUCTS (3.79%)
      3,865  Alberto-Culver                                           209,676
      4,395  Procter & Gamble                                         233,946
                                                                -------------
                                                                      443,622
                                                                -------------
             COMMERCIAL SERVICES (9.20%)
     10,985  Accenture, Cl A*                                         286,159
      1,595  Dun & Bradstreet*                                         92,669
      1,975  Fiserv*                                                   75,544
      1,735  Hewitt Associates, Cl A*                                  51,877
      3,030  Johnson Controls                                         179,255
     10,810  Tyco International                                       390,673
                                                                -------------
                                                                    1,076,177
                                                                -------------
             COMMUNICATIONS (3.27%)
      1,700  Alltel                                                    93,568
      9,000  Cisco Systems*                                           162,360
        835  L-3 Communications Holdings                               59,627
      1,800  Plantronics                                               66,978
                                                                -------------
                                                                      382,533
                                                                -------------
             COMPUTERS & SERVICES (13.31%)
      2,050  Affiliated Computer Services, Cl A*                      111,089
      5,765  CDW                                                      337,253
      6,400  Diebold                                                  344,576
      4,767  Hewlett-Packard                                           93,386
      1,848  International Business Machines                          172,640
      1,890  Jabil Circuit*                                            44,547
        700  Lexmark International, Cl A*                              58,345
     15,040  Microsoft                                                395,251
                                                                -------------
                                                                    1,557,087
                                                                -------------
             CONSUMER PRODUCTS (1.01%)
      1,000  Columbia Sportswear*                                      54,870




SCHEDULE OF INVESTMENTS                                       THE ADVISORS' INNER CIRCLE FUND
January 31, 2005                                                        (Unaudited)





                                                                    MARKET
   SHARES              CHARTWELL U.S. EQUITY FUND **                VALUE
---------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED
             CONSUMER PRODUCTS -- CONTINUED
      2,277  Fossil*                                          $        63,528
                                                                -------------
                                                                      118,398
                                                                -------------
             ELECTRICAL SERVICES (0.88%)
      2,315  Exelon                                                   102,439
                                                                -------------
             ELECTRONICS MANUFACTURING (3.06%)
      9,115  Amphenol, Cl A*                                          358,493
                                                                -------------
             FINANCIAL SERVICES (8.86%)
        895  Doral Financial                                           38,709
      2,105  Fannie Mae                                               135,941
      3,327  Freddie Mac                                              217,220
      5,675  MBNA                                                     150,841
      4,085  Merrill Lynch                                            245,386
      4,447  Morgan Stanley                                           248,854
                                                                -------------
                                                                    1,036,951
                                                                -------------
             FOOD, BEVERAGE & TOBACCO (4.92%)
      1,741  Anheuser-Busch                                            85,622
      1,755  JM Smucker                                                81,871
      7,600  PepsiCo                                                  408,120
                                                                -------------
                                                                      575,613
                                                                -------------
             GAS/NATURAL GAS (2.80%)
      7,585  Praxair                                                  327,293
                                                                -------------
             HOUSEHOLD PRODUCTS (5.15%)
     14,471  General Electric                                         522,837
      1,615  Valspar                                                   79,135
                                                                -------------
                                                                      601,972
                                                                -------------
             INSURANCE (3.39%)
      5,985  American International Group                             396,746
                                                                -------------
             MEDICAL PRODUCTS & SERVICES (11.35%)
      5,802  Abbott Laboratories                                      261,206
      2,190  Boston Scientific*                                        72,401
      2,915  Caremark Rx*                                             113,976
      3,195  Dentsply International                                   179,144
      2,038  Hospira*                                                  58,878
      1,615  Medco Health Solutions*                                   68,751
      1,050  Pediatrix Medical Group*                                  70,129
        965  Quest Diagnostics                                         91,964
      2,915  Respironics*                                             168,779
      2,055  Teva Pharmaceutical Industries ADR*                       59,040
      3,100  Thermo Electron*                                          92,814




SCHEDULE OF INVESTMENTS                                       THE ADVISORS' INNER CIRCLE FUND
January 31, 2005                                                        (Unaudited)





                                                                    MARKET
   SHARES              CHARTWELL U.S. EQUITY FUND **                VALUE
---------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED
             MEDICAL PRODUCTS & SERVICES -- CONTINUED
      1,860  Waters*                                          $        91,289
                                                                -------------
                                                                    1,328,371
                                                                -------------
             OFFICE FURNITURE & FIXTURES (4.80%)
      6,650  3M                                                       560,994
                                                                -------------
             PAPER & PAPER PRODUCTS (0.75%)
      3,945  Pactiv*                                                   87,619
                                                                -------------
             PETROLEUM REFINING (3.21%)
      7,281  Exxon Mobil                                              375,700
                                                                -------------
             RETAIL (5.82%)
      4,145  Lowe's                                                   236,224
      2,625  Regis                                                    104,737
      1,840  Target                                                    93,417
      4,710  Wal-Mart Stores                                          246,804
                                                                -------------
                                                                      681,182
                                                                -------------
             TOTAL COMMON STOCK
               (Cost $10,492,737)                                  11,098,156
                                                                -------------

             CASH EQUIVALENT (4.57%)
    534,996  SEI Daily Income Trust, Prime Obligation Fund,
             Cl A                                                     534,996
                                                                -------------

             TOTAL INVESTMENTS+ (99.44%)
               (Cost $11,027,733)                             $    11,633,152
                                                                =============

PERCENTAGES BASED ON NET ASSETS OF $11,698,672.

* NON-INCOME PRODUCING SECURITY.
** FORMERLY CHARTWELL LARGE CAP CORE FUND
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $11,015,316, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $772,727 AND $(154,891), RESPECTIVELY.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



SCHEDULE OF INVESTMENTS                                       THE ADVISORS' INNER CIRCLE FUND
January 31, 2005                                                        (Unaudited)





                                                                    MARKET
   SHARES             CHARTWELL SMALL CAP VALUE FUND                VALUE
---------------------------------------------------------------------------------

             COMMON STOCK (94.90%)
             AEROSPACE & DEFENSE (3.13%)
     33,350  AAR*                                             $       388,527
     29,925  BE Aerospace*                                            322,891
     10,375  Herley Industries*                                       204,595
                                                                -------------
                                                                      916,013
                                                                -------------
             APPAREL MANUFACTURING (0.61%)
     12,265  Skechers U.S.A., Cl A*                                   179,682
                                                                -------------
             AUTOMOTIVE (3.44%)
     11,475  ArvinMeritor                                             218,484
      6,825  Dollar Thrifty Automotive Group*                         213,008
     10,450  GATX                                                     311,201
     13,350  TRW Automotive Holdings*                                 265,665
                                                                -------------
                                                                    1,008,358
                                                                -------------
             BANKS (12.51%)
      1,300  Bancorpsouth                                              28,340
     17,775  Brookline Bancorp                                        284,222
      8,600  Center Financial                                         178,966
      8,925  Citizens Banking                                         278,995
      7,260  Cullen/Frost Bankers                                     340,930
     19,750  Dime Community Bancshares                                324,887
      9,725  First Midwest Bancorp                                    335,513
      7,150  Harbor Florida Bancshares                                243,100
      9,000  Independence Community Bank                              353,700
      9,550  Pacific Capital Bancorp                                  292,994
     10,600  South Financial Group                                    323,724
     13,750  Umpqua Holdings                                          333,850
     10,175  United Bankshares                                        346,968
                                                                -------------
                                                                    3,666,189
                                                                -------------
             BEAUTY PRODUCTS (1.26%)
     15,550  Elizabeth Arden*                                         368,068
                                                                -------------
             BUILDING & CONSTRUCTION SUPPLIES (2.85%)
     14,200  ABM Industries                                           259,860
      4,675  Chemed                                                   334,823
      2,975  Eagle Materials                                          237,286
        125  NCI Building Systems*                                      4,744
                                                                -------------
                                                                      836,713
                                                                -------------
             BUSINESS SERVICES (1.74%)
     14,425  Overland Storage*                                        212,336
     25,100  Source Interlink*                                        298,313
                                                                -------------
                                                                      510,649
                                                                -------------
             CHEMICALS (2.26%)
     18,900  Agrium                                                   305,046




SCHEDULE OF INVESTMENTS                                       THE ADVISORS' INNER CIRCLE FUND
January 31, 2005                                                        (Unaudited)





                                                                    MARKET
   SHARES             CHARTWELL SMALL CAP VALUE FUND                VALUE
---------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED
             CHEMICALS -- CONTINUED
     16,025  Olin                                             $       356,877
                                                                -------------
                                                                      661,923
                                                                -------------
             COAL MINING (0.97%)
      6,750  Consol Energy                                            284,782
                                                                -------------
             COMMUNICATIONS (0.81%)
     11,750  Belden*                                                  238,642
                                                                -------------
             COMPUTERS & SERVICES (5.66%)
     29,925  Aspect Communications*                                   333,963
     20,450  Keane*                                                   267,281
     16,300  Komag*                                                   316,709
     19,025  NetIQ*                                                   223,734
     15,575  Progress Software*                                       335,486
     28,300  SonicWALL*                                               182,818
                                                                -------------
                                                                    1,659,991
                                                                -------------
             CONSUMER PRODUCTS (3.63%)
     11,350  Fossil*                                                  316,665
     18,850  Jacuzzi Brands*                                          190,385
      7,100  Jarden*                                                  326,600
      7,000  Yankee Candle*                                           229,320
                                                                -------------
                                                                    1,062,970
                                                                -------------
             ELECTRICAL SERVICES (4.45%)
     58,225  CMS Energy*                                              613,109
     13,825  El Paso Electric*                                        268,758
     38,575  Integrated Electrical Services*                          153,529
     10,675  PNM Resources                                            269,330
                                                                -------------
                                                                    1,304,726
                                                                -------------
             ENTERTAINMENT (0.96%)
      7,950  Carmike Cinemas                                          281,669
                                                                -------------
             ENVIRONMENTAL SERVICES (1.22%)
     25,025  Casella Waste Systems, Cl A*                             356,106
                                                                -------------
             FOOD, BEVERAGE & TOBACCO (1.96%)
     13,025  Ralcorp Holdings                                         573,100
                                                                -------------
             GAS/NATURAL GAS (1.77%)
      7,300  Laclede Group                                            221,190
      8,725  Northwest Natural Gas                                    296,214
                                                                -------------
                                                                      517,404
                                                                -------------
             INSURANCE (4.71%)
      6,375  AmerUs Group                                             284,134
     17,525  Argonaut Group*                                          375,385
      9,025  RLI                                                      392,226
     14,250  Scottish Re Group                                        328,748
                                                                -------------
                                                                    1,380,493
                                                                -------------
             MACHINERY (5.83%)
     11,575  Albany International, Cl A                               395,286
      8,825  Bucyrus International, Cl A*                             323,877
     38,100  Global Power Equipment Group*                            364,236
     13,825  Kadant*                                                  266,823




SCHEDULE OF INVESTMENTS                                       THE ADVISORS' INNER CIRCLE FUND
January 31, 2005                                                        (Unaudited)





                                                                    MARKET
   SHARES             CHARTWELL SMALL CAP VALUE FUND                VALUE
---------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED
             MACHINERY -- CONTINUED
     17,575  Stewart & Stevenson Services                     $       359,233
                                                                -------------
                                                                    1,709,455
                                                                -------------
             MEDICAL PRODUCTS & SERVICES (6.07%)
     12,700  Amsurg*                                                  335,407
     15,575  Angitech Pharmaceuticals*                                264,463
      2,950  Arrow International                                       94,666
     10,425  KV Pharmaceutical, Cl A*                                 214,234
      9,100  LabOne*                                                  305,305
     19,625  LKQ*                                                     328,326
      3,550  Pediatrix Medical Group*                                 237,105
                                                                -------------
                                                                    1,779,506
                                                                -------------
             METALS (3.72%)
     47,600  Coeur d'Alene Mines*                                     168,028
     32,693  Crown Holdings*                                          441,029
        650  Gibraltar Industries                                      15,762
     12,610  Kaydon                                                   391,288
      5,948  NN                                                        72,685
                                                                -------------
                                                                    1,088,792
                                                                -------------
             PETROLEUM & FUEL PRODUCTS (6.90%)
     14,575  Comstock Resources*                                      341,929
     12,100  Helmerich & Payne                                        458,590
      5,750  Remington Oil & Gas*                                     168,188
      5,725  SEACOR Holdings*                                         320,543
     16,625  Todco, Cl A*                                             341,145
     17,275  W-H Energy Services*                                     390,415
                                                                -------------
                                                                    2,020,810
                                                                -------------
             PRINTING & PUBLISHING (0.97%)
     16,625  Journal Communications, Cl A                             285,119
                                                                -------------
             REAL ESTATE INVESTMENT TRUSTS (8.91%)
     14,825  BioMed Realty Trust*                                     295,759
      7,250  BRE Properties, Cl A                                     266,582
     23,325  Cedar Shopping Centers                                   322,118
     12,075  First Potomac Realty Trust                               259,009
     16,500  Innkeepers USA Trust                                     222,750
      6,075  Kilroy Realty                                            237,411
      5,025  Pennsylvania Real Estate Investment Trust                201,101
      5,825  PS Business Parks                                        245,815
      8,625  Ramco-Gershenson Properties                              243,225
     10,375  Reckson Associates Realty                                318,305
                                                                -------------
                                                                    2,612,075
                                                                -------------
             RETAIL (4.91%)
      9,000  Big 5 Sporting Goods*                                    246,420
      3,800  Electronics Boutique Holdings*                           133,342
      9,325  Fred's                                                   153,583
     10,475  Linens 'N Things*                                        271,303
     17,725  O'Charleys*                                              326,760




SCHEDULE OF INVESTMENTS                                       THE ADVISORS' INNER CIRCLE FUND
January 31, 2005                                                        (Unaudited)





                                                                    MARKET
   SHARES             CHARTWELL SMALL CAP VALUE FUND                VALUE
---------------------------------------------------------------------------------

             COMMON STOCK -- CONTINUED
             RETAIL -- CONTINUED
     12,050  Ruby Tuesday                                     $       306,552
                                                                -------------
                                                                    1,437,960
                                                                -------------
             RUBBER & PLASTIC (0.66%)
     22,400  PolyOne*                                                 193,760
                                                                -------------
             SEMI-CONDUCTORS/INSTRUMENTS (0.83%)
     22,700  AMIS Holdings*                                           244,252
                                                                -------------
             TELEPHONES & TELECOMMUNICATIONS (1.02%)
     34,325  Alaska Communications Systems Group*                     300,344
                                                                -------------
             TRUCKING (1.14%)
      4,025  Arkansas Best                                            161,684
     19,375  Sirva*                                                   171,663
                                                                -------------
                                                                      333,347
                                                                -------------
             TOTAL COMMON STOCK
               (Cost $24,723,498)                                  27,812,898
                                                                -------------

             CASH EQUIVALENT (4.30%)
  1,260,291  SEI Daily Income Trust, Prime Obligation Fund,
             Cl A                                                   1,260,291
                                                                -------------

             TOTAL INVESTMENTS+ (99.20%)
               (Cost $25,983,789)                             $    29,073,189
                                                                =============

PERCENTAGES ARE BASED ON NET ASSETS OF $29,308,199.

* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $25,965,544, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,774,815 AND $(667,170), RESPECTIVELY.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.